UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	MAY 31
Date of reporting period:	JUNE 1, 2006 – NOVEMBER 30, 2006
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

November 30, 2006

Essex Growth Fund

Essex Small/Micro Cap Growth Fund

Managers AMG Funds

Essex Growth and Essex Small/Micro Cap Growth Fund

Semi-Annual Report – November 30, 2006 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

MANAGERS AMG ESSEX FUNDS’ PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Essex Growth Fund	4

Essex Small/Micro Cap Growth Fund	7

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	11

Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	12

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	14

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

The year 2006 has been volatile but rewarding for investors. Markets confronted new Federal Reserve leadership and accompanying communication style, commodity price increases, the end (at least for now) of interest rate hikes, and then a sharp decline in oil prices and a dramatic slowdown in the real estate market. Times like these challenge investors to remove emotion from decisions and remain disciplined with their long-term investment plans.

Regardless of market conditions, we at Managers maintain our focus on providing excellent, trusted, and rigorously monitored investment solutions across all major market segments and styles. We encourage our portfolio managers to take a long-term view and to invest accordingly. We strive to stay on track even when market volatility causes some investors concern.

Our overriding goal is to hire fund managers that can effectively manage assets in all types of market conditions. Toward this goal, we maintain a team of skilled investment professionals focused solely on understanding the global capital markets and overseeing the managers in our Funds. We hire fund portfolio managers who excel over time, have a strong investment discipline, and stick to that discipline.

Regardless of market conditions, we at Managers maintain our focus on providing excellent, trusted, and rigorously monitored investment solutions across all major market segments and styles.

Our investment team oversees the Funds’ managers and portfolios every day so you don’t have to. Once you have selected Managers Funds as part of your asset allocation, you can be assured that we are monitoring that investment every day to help ensure it is delivering on its investment mandate.

As 2006 comes to a close, we begin to think about next year and beyond. The two things we believe will impact investment returns the most are the condition of the economy and the change to the political landscape this fall’s election brings. Obviously, these are only the headlines and there are many subtleties relating to each.

First, with regard to the health of the economy, the risk appears to be the leverage consumers have assumed through their exposure to the residential real estate market. The “house as cash machine” combined with the speculative investment in real estate has increased the economy’s exposure to any weakness in prices or excess supply of real estate. Both these factors seem to be in play. Aside from this risk, consumers and businesses seem to be in good financial shape with relatively healthy balance sheets.

Second, with regard to the changes in Washington D.C., much has and will be written regarding mid-term power shifts, the third year of a President’s term, tax policy and its relationship to growth, and the war in Iraq. Suffice it to say that there are many interesting challenges facing the financial markets, and managing an investment portfolio requires diligence, attention, and resources.

Each of us at Managers appreciates the trust you express in us by allowing us the privilege of investing some of your capital. We will do everything we can to continue to deserve your trust in the months and years ahead.

Respectfully,

Peter M. Lebovitz President Managers AMG Funds	Thomas G. Hoffman, CFA Executive Vice President Chief Investment Officer Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2006	Beginning Account Value 6/01/2006	Ending Account Value 11/30/2006	Expenses Paid During the Period*
Essex Growth Fund
Institutional Class
Actual	$1,000	$1,046	$7.28
Hypothetical (5% return before expenses)	$1,000	$1,018	$7.18

Essex Small/Micro Cap Growth
Class A
Actual	$1,000	$982	$7.40
Hypothetical (5% return before expenses)	$1,000	$1,018	$7.54
Class C
Actual	$1,000	$978	$11.11
Hypothetical (5% return before expenses)	$1,000	$1,014	$11.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Managers AMG Funds Performance

All periods ended November 30, 2006 (unaudited)

		Average Annual Total Returns [1]
		Six Months	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
Essex Growth Fund[3]
Institutional Class		4.61%	5.46%	4.58%	2.25%	—	0.60%	11/1/99
Russell 3000 Growth Index[5]		9.11%	8.82%	8.21%	3.00%	—	(2.27)%
Essex Small/Micro Cap Growth Fund[2,4]
Class A*	No Load	(1.80)%	7.69%	12.19%	14.59%	—	14.34%	9/28/00
Class A*	With Load	(7.42)%	1.49%	9.99%	13.21%	—	13.26%	9/28/00
Class C*	No Load	(2.22)%	—	—	—	—	(6.24)%	3/1/06
Class C*	With Load	(3.20)%	—	—	—	—	(7.18)%	3/1/06
Russell 2000 Growth Index[6]		7.18%	13.45%	10.76%	8.28%	—	0.11%
Essex Large Cap Growth Fund[2] (formerly Managers Capital Appreciation Fund)		7.43%	5.93%	5.66%	6.67%	6.67%	11.54%	6/1/84
S&P 500 Index [7]		11.33%	14.23%	11.82%	6.08%	8.05%	11.04%

*	At the close of business February 28, 2006, all existing shares became Class A Shares. Class C Shares commenced operations on March 1, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund's advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]	Returns for all periods prior to March 1, 2002 reflect performance of the Investor class, which began operations on November 1, 1999. Prior to March 1, 2002, the Fund had a single share class (the Investor class). On March 1, 2002, the Institutional share class was launched with a lower total operating expense ratio than the Investor class. The Fund changed to a single class structure on June 30, 2006, when the Investor class was closed and each Investor class share of the Fund outstanding at the conversion time was converted to a number of full and/or fractional Institutional class shares of the Fund. The performance information for periods prior to March 1, 2002 reflects actual performance of the Investor class shares for that period and has not been adjusted for any expense ratio difference between the Investor and Institutional class shares.

[4]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000 Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[6]	The Russell 2000 Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

[7]	The S&P 500 Index is capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Essex Growth Fund

Fund Snapshots

November 30, 2006 (unaudited)

Portfolio Breakdown

Industry	Essex Growth Fund*	Russell 3000 Growth
Information Technology	30.7%	27.0%
Health Care	22.7%	17.4%
Consumer Discretionary	13.7%	14.2%
Industrials	13.5%	14.6%
Energy	7.8%	4.4%
Financials	4.6%	8.4%
Consumer Staples	4.5%	9.0%
Telecommunication Services	2.2%	0.9%
Materials	0.0%	2.8%
Utilities	0.0%	1.3%
Other Assets and Liabilities	0.3%	0.0%

*	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Yahoo!, Inc.*	3.1%
Google, Inc.*	2.9
Joy Global, Inc.	2.7
Gilead Sciences, Inc.*	2.7
General Electric Co.	2.4
Schlumberger, Ltd.*	2.4
Brocade Communications Systems, Inc.	2.3
DreamWorks Animations SKG, Inc.	2.3
BEA Systems, Inc.	2.1
Nice Systems, Inc.	2.1

Top Ten as a Group	25.0%

*	Top Ten Holding at May 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Essex Growth Fund

Schedule of Portfolio Investments

November 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 99.7%
Consumer Discretionary - 13.7%
Benihana, Inc.*	3,653		$102,284
Central European Media Enterprises Ltd., Class A*	6,479	[2]	476,077
Coldwater Creek, Inc.*	11,078		278,612
Comcast Corp., Class A*	9,124	[2]	369,157
DreamWorks Animation SKG, Inc.*	18,397	[2]	537,744
Jos. A. Bank Clothiers, Inc.*	8,496		254,795
Laureate Education, Inc.*	7,667		398,454
NutriSystem, Inc.*	4,343	[2]	299,884
Texas Roadhouse, Inc., Class A*	17,828	[2]	244,957
Under Armour, Inc. - Class A*	5,736	[2]	269,133
Total Consumer Discretionary			3,231,097
Consumer Staples - 4.5%
PepsiCo, Inc.	5,627		348,705
Procter & Gamble Co.	6,148		386,033
Wal-Mart Stores, Inc.	7,144		329,338
Total Consumer Staples			1,064,076
Energy - 7.8%
Cameron International Corp.*	4,597	[2]	249,709
ENSCO International, Inc.	4,576		237,311
Schlumberger, Ltd.	8,116		555,784
Southwestern Energy Co.*	7,505		316,186
Toreador Resources Corp.*	10,947		268,311
Weatherford International, Ltd.*	5,067		227,559
Total Energy			1,854,860
Financials - 4.6%
American International Group, Inc.	5,381		378,392
CB Richard Ellis Group, Inc.*	13,651	[2]	449,527
Goldman Sachs Group, Inc.	1,335		260,058
Total Financials			1,087,977
Health Care - 22.7%
Alcon, Inc.	3,460		379,285
Arena Pharmaceuticals, Inc.*	19,012		245,255
Cubist Pharmaceuticals, Inc.*	13,661	[2]	278,138
Exelixis, Inc.*	23,822		205,346
Genentech, Inc.*	5,956		486,903
Genzyme Corp.*	6,551		421,884
Gilead Sciences, Inc.*	9,733		641,599
McKesson Corp.	4,770		235,638
Millipore Corp.*	5,310	[2]	363,257
MWI Veterinary Supply, Inc.*	6,501		223,179
Novartis AG, Sponsored ADR	6,026		351,979
Panacos Pharmaceuticals, Inc.*	20,620		133,618
Psychiatric Solutions, Inc.*	7,070	[2]	257,277
Sepracor, Inc.*	4,233	[2]	236,244
Shire Pharmaceuticals PLC	6,269		379,901
Vertex Pharmaceuticals, Inc.*	9,902	[2]	438,659
Zymogenetics, Inc.*	5,733	[2]	90,065
Total Health Care			5,368,227
Industrials - 13.5%
American Reprographics Co.*	3,452	[2]	107,910
AMR Corp.*	9,196	[2]	293,904
Boeing Co., The	4,405		389,975
Empresa Brasileira de Aeronautica, S.A.	6,428		267,662
General Electric Co.	16,192		571,255
Joy Global, Inc.	14,649		643,091
U.S. Airways Group, Inc.*	8,198		465,318
UTI Worldwide, Inc.	7,495		223,351
Wesco International, Inc.*	3,560	[2]	238,164
Total Industrials			3,200,630
Information Technology - 30.7%
Alliance Data Systems Corp.*	3,714	[2]	240,333
BEA Systems, Inc.*	35,829		493,366
Blackboard, Inc.*	12,090		344,565
Broadcom Corp., Class A*	7,511		246,586
Brocade Communications Systems, Inc.*	58,303	[2]	539,303
Equinix, Inc.*	3,145	[2]	240,026
Google, Inc.*	1,412		684,707
Identity Solutions, Inc.*	6,890		115,476
Informatica Corp.*	36,013	[2]	433,957
Loopnet, Inc.*	19,260		277,344
Marvell Technology Group Ltd.*	19,695	[2]	406,505
MICROS Systems, Inc.*	9,074		462,048
NICE Systems, Ltd.*	15,412		493,184
QUALCOMM, Inc.	9,621		352,032
Rackable Systems, Inc.*	12,602		448,757
Seagate Technology, Inc.	10,222	[2]	263,319
THQ, Inc.*	14,802	[2]	481,805
Yahoo!, Inc.*	27,179	[2]	733,561
Total Information Technology			7,256,874
Telecommunication Services - 2.2%
American Tower Corp.*	6,039		228,697
NII Holdings, Inc., Class B*	4,398	[2]	285,562
Total Telecommunication Services			514,259
Total Common Stocks (cost $19,731,996)			23,578,000

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 26.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]	6,036,864	$6,036,864
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	204,257	204,257
Total Other Investment Companies (cost $6,241,121)		6,241,121
Total Investments - 126.1% (cost $25,973,117)		29,819,121
Other Assets, less Liabilities - (26.1)%		(6,167,793)
Net Assets - 100%		$23,651,328

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2006 (unaudited)

Portfolio Breakdown

Industry	Essex Small/ Micro Cap Growth Fund*	Russell 2000 Growth
Information Technology	47.3%	23.8%
Health Care	22.4%	19.8%
Industrials	14.4%	17.1%
Consumer Discretionary	6.3%	16.1%
Consumer Staples	3.4%	2.6%
Financials	3.4%	9.3%
Materials	1.2%	3.5%
Energy	0.9%	6.4%
Telecommunication Services	0.1%	1.3%
Utilities	0.0%	0.1%
Other Assets and Liabilities	0.6%	0.0%

*	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Illumina, Inc.*	2.4%
ANADIGICS, Inc.*	2.4
Kyphon, Inc.*	2.3
Bucyrus International, Inc.*	2.1
Somanetics Corp.	1.8
Omnicell, Inc.	1.8
OPNET Technologies, Inc.	1.7
Columbus McKinnon Corp.	1.6
Biolase Technology, Inc.	1.6
Blackboard, Inc.	1.6

Top Ten as a Group	19.3%

*	Top Ten Holding at May 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 99.4%
Consumer Discretionary - 6.3%
Christopher & Banks Corp.	42,696		$802,258
Dress Barn, Inc., The*	32,995	[2]	799,139
Drew Industries, Inc.*	28,902		801,741
DXP Enterprises, Inc.*	23,962		691,783
Guess?, Inc.*	18,650	[2]	1,159,284
Lifetime Brands, Inc.	34,458		692,606
Total Consumer Discretionary			4,946,811
Consumer Staples - 3.4%
Peet's Coffee & Tea, Inc.*	28,637		728,812
United Natural Foods, Inc.*	25,446	[2]	901,806
Wild Oats Markets, Inc.*	68,386		1,035,364
Total Consumer Staples			2,665,982
Energy - 0.9%
Toreador Resources Corp.*	30,005		735,423
Financials - 3.4%
AmericanWest Bancorp*	28,966		633,486
Argonaut Group, Inc.*	31,426		1,064,713
Portfolio Recovery Associates, Inc.*	21,725		991,746
Total Financials			2,689,945
Health Care - 22.4%
Biolase Technology, Inc.*	144,671		1,247,064
HMS Holdings Corp.*	81,957		1,135,104
Illumina, Inc.*	48,902	[2]	1,884,194
Kendle International, Inc.*	30,375		1,064,036
Kyphon, Inc.*	52,387	[2]	1,769,109
Luminex Corp.*	72,829		932,939
Meridian Bioscience, Inc.	46,418		1,129,350
Natus Medical, Inc.*	69,966		1,137,647
Neogen Corp.*	41,350		840,646
Omnicell, Inc.*	74,366		1,398,081
Parexel International Corp.*	31,935		886,835
Somanetics Corp.*	74,090		1,436,605
Stereotaxis, Inc.*	54,772		542,791
Vital Images, Inc.*	34,352		1,108,539
Wright Medical Group, Inc.*	41,848		1,001,423
Total Health Care			17,514,363
Industrials - 14.4%
Ameron International Corp.	12,299		925,008
Barnes Group, Inc.	39,653	[2]	830,730
BE Aerospace, Inc.*	35,571	[2]	932,316
BTU International, Inc.*	52,737		503,111
Bucyrus International, Inc.	38,042	[2]	1,624,394
Columbus McKinnon Corp.*	54,645		1,269,403
Comfort Systems USA, Inc.	57,964		781,934
Kenexa Corp.*	36,048		1,112,081
Lamson & Sessions Co.*	30,896		664,264
Layne Christensen Co.*	32,560		1,002,522
NCI Building Systems, Inc.*	13,783		760,546
PeopleSupport, Inc.*	38,805		860,695
Total Industrials			11,267,004
Information Technology - 47.3%
Access Integrated Networks, Inc.	78,246		700,302
ANADIGICS, Inc.*	195,224		1,883,912
Applix, Inc.*	74,960		793,826
Blackbaud, Inc.	30,005	[2]	773,829
Blackboard, Inc.*	42,590		1,213,815
Bottomline Technologies, Inc.*	103,152		1,080,001
Color Kinetics, Inc.*	47,669		939,556
Concur Technologies, Inc.*	72,118		1,106,290
Corillian Corp.*	260,800		902,368
CyberSource Corp.*	92,019		965,279
Entrust, Inc.*	164,869		666,071
Gerber Scientifi c, Inc.*	55,769		771,843
iGate Corp.*	5,030		32,745
Interactive Intelligence*	61,049		1,069,578
Interwoven, Inc.*	71,779		1,017,108
Intevac, Inc.*	44,096		1,203,380
LivePerson, Inc.*	146,314		709,623
LTX Corp.*	115,610		602,328
Measurement Specialties, Inc.*	28,628		692,201
Merix Corp.*	81,523		752,457
MICROS Systems, Inc.*	20,166	[2]	1,026,854
Neoware Systems, Inc.*	74,217		829,004
Online Resources Corp.*	88,446		941,950
OPNET Technologies, Inc.*	82,858		1,336,500
Perfi cient, Inc.*	58,462		1,021,331
Presstek, Inc.*	138,044		829,644
Rogers Corp.*	12,808		889,900
Saba Software*	127,177		686,756
Shanda Interactive Entertainment, Ltd.*	62,030		1,199,660
Sierra Wireless, Inc.*	72,680		878,701
Sirenza Microdevices, Inc.*	107,912		959,338
SkillSoft PLC*	158,995		993,719
Spectrum Control, Inc.*	82,275		726,488
Stratex Networks, Inc.*	268,997		1,151,307
Synchronoss Technologies, Inc.*	60,610		906,726

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Tecnology (continued)
Ultimate Software Group, Inc., The*	36,812	$887,537
VA Software Corp.*	246,921	1,125,960
Vignette Corp.*	48,241	811,896
Volterra Semiconductor Corp.*	49,726	842,856
WebSideStory, Inc.*	87,492	1,034,155
Total Information Technology		36,956,794
Materials - 1.2%
Landec Corp.*	90,863	870,468
Universal Stainless & Alloy Products, Inc.*	1,600	53,296
Total Materials		923,764
Telecommunication Services - 0.1%
Eschelon Telecom, Inc.*	4,030	73,104
Total Common Stocks (cost $72,761,069)		77,773,190
Other Investment Companies - 10.4%[1,3]
Bank of New York Institutional Cash Reserves Fund, 5.31% (cost $8,138,951)	8,138,951	8,138,951
Total Investments - 109.8% (cost $80,900,020)		85,912,141
Other Assets, less Liabilities - (9.8)%		(7,685,012)
Net Assets - 100%		$78,227,129

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds - Essex Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth	$25,973,117	$4,109,057	$(263,053)	$3,846,004
Essex Small/Micro Cap Growth	80,900,020	7,946,974	(2,934,853)	5,012,121

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its November 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2006, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$5,901,269	25.0%
Essex Small/Micro Cap Growth	7,878,840	10.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Managers AMG Funds

Statements of Assets and Liabilities

November 30, 2006 (unaudited)

	Essex Growth	Essex Small/ Micro Cap Growth
Assets:
Investments at value* (including securities on loan valued at $5,901,269 and $7,878,840, respectively)	$29,819,121	$85,912,141
Cash	600	—
Receivable for investments sold	302,013	2,327,709
Receivable for Fund shares sold	249	76,677
Dividends and other receivables	4,440	19,981
Prepaid expenses	10,392	22,615

Total assets	30,136,815	88,359,123

Liabilities:
Payable to Custodian	—	889,545
Payable for investments purchased	348,332	589,911
Payable for Fund shares repurchased	1,791	342,802
Payable upon return of securities loaned	6,036,864	8,138,951
Accrued expenses:
Investment advisory and management fees	19,363	62,609
Other	79,137	108,176

Total liabilities	6,485,487	10,131,994

Net Assets	$23,651,328	$78,227,129

Net Assets Represent:
Paid-in capital	$116,551,363	$78,720,141
Undistributed net investment loss	(1,164,618)	(886,047)
Accumulated net realized loss from investments	(95,581,421)	(4,619,086)
Net unrealized appreciation of investments	3,846,004	5,012,121

Net Assets	$23,651,328	$78,227,129

Institutional Class Shares - Net Assets	$23,651,328	n/a
Shares outstanding	2,267,125	n/a

Net asset value, offering and redemption price per share	$10.43	n/a

Class A Shares - Net Assets	n/a	$75,460,959
Shares outstanding	n/a	4,059,177

Net asset value, offering and redemption price per share	n/a	$18.59

Public offering price per share based on a maximum sales charge of 5.75%	n/a	$19.72
Class C Shares - Net Assets	n/a	$2,766,170
Shares Outstanding	n/a	149,716

Net asset value, offering and redemption price per share	n/a	$18.48

* Investments at cost	$25,973,117	$80,900,020

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended November 30, 2006 (unaudited)

	Essex Growth	Essex Small/ Micro Cap Growth*
Investment Income:
Dividend income	$47,131	$132,228
Foreign withholding tax	(575)	—
Securities lending fees	4,533	43,325

Total investment income	51,089	175,553

Expenses:
Investment advisory and management fees	117,742	412,993
Distribution fees - Class A shares	n/a	99,833
Distribution fees - Class C shares	n/a	13,660
Distribution fees - Investor class shares**	90	n/a
Custodian	26,670	53,106
Professional fees	16,613	20,249
Transfer agent	5,583	13,985
Reports to shareholders	5,295	12,107
Registration fees	3,543	16,624
Trustees fees and expenses	1,760	2,514
Miscellaneous	729	656

Total expenses before offsets	178,025	645,727

Expense reimbursement	—	(18,940)
Expense reduction	(11,470)	—

Net expenses	166,555	626,787

Net investment loss	(115,466)	(451,234)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,153,406	(4,910,143)
Net unrealized appreciation of investments	41,154	5,023,462

Net realized and unrealized gain	1,194,560	113,319

Net increase (decrease) in net assets resulting from operations	$1,079,094	($337,915)

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund were converted to Class A Shares. Class C shares commenced operations on March 1, 2006.

**	At the close of business June 30, 2006, Essex Growth Fund’s Investor Class was closed and all existing Investor Class Shares were converted to Institutional Class Shares.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended November 30, 2006 (unaudited) and for the fiscal year ended May 31, 2006

	Essex Growth		Essex Small/Micro Cap Growth*
	November 30, 2006	May 31, 2006	November 30, 2006	May 31, 2006
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($115,466)	($244,480)	($451,234)	($230,777)
Net realized gain (loss) on investments	1,153,406	3,498,986	(4,910,143)	1,431,436
Net unrealized appreciation (depreciation) of investments	41,154	1,957,330	5,023,462	(1,010,498)

Net increase (decrease) in net assets resulting from operations	1,079,094	5,211,836	(337,915)	190,161

Distributions to Shareholders:
From net realized gain on investments	—	—	—	(643,980)

From Capital Share Transactions:
Proceeds from sale of shares	1,502,850	2,725,201	51,402,901	72,945,181
Reinvestment of dividends and distributions	—	—	—	631,498
Cost of shares repurchased	(3,468,835)	(23,367,620)	(42,248,288)	(12,222,883)

Net increase (decrease) from capital share transactions	(1,965,985)	(20,642,419)	9,154,613	61,353,796

Total increase (decrease) in net assets	(886,891)	(15,430,583)	8,816,698	60,899,977

Net Assets:
Beginning of period	24,538,219	39,968,802	69,410,431	8,510,454

End of period	$23,651,328	$24,538,219	$78,227,129	$69,410,431

End of period undistributed net investment loss	(1,164,618)	—	(886,047)	—

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund were converted to Class A Shares. Class C shares commenced operations on March 1, 2006.

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended Nov. 30, 2006 (unaudited)	For the fiscal year ended May 31, 2006	For the fiscal period ended May 31, 2005**	For the fiscal year ended October 31,
				2004	2003	2002*
Net Asset Value, Beginning of Period	$9.97	$8.86	$8.54	$8.97	$7.04	$8.21

Income from Investment Operations:
Net investment loss	(0.05)	(0.10)	(0.03)	(0.10)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	0.51	1.21	0.35	(0.33)	2.00	(1.11)

Total from investment operations	0.46	1.11	0.32	(0.43)	1.93	(1.17)

Net Asset Value, End of Period	$10.43	$9.97	$8.86	$8.54	$8.97	$7.04

Total Return[1]	4.61%[2]	12.53%	3.75%[2]	(4.79)%	27.41%	(14.25)%[2]

Ratio of net expenses to average net assets	1.42%[3]	1.29%	1.41%[3]	1.31%	1.33%	1.39%[3]
Ratio of net investment loss to average net assets[1]	(0.98)%[3]	(0.68)%	(0.42)%[3]	(0.98)%	(0.83)%	(1.06)%
Portfolio turnover	49%[2]	74%	139%[2]	107%	111%	170%[2]
Net assets at end of period (000’s omitted)	$23,651	$24,092	$39,434	$59,934	$78,473	$70,295

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.52%[3]	1.33%	—	—	—	1.40%[3]
Ratio of net investment loss to average net assets	(1.08)%[3]	(0.73)%	—	—	—	(1.07)%[3]

*	At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares. Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.

**	For the period November 1, 2004 through May 31, 2005.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended Nov. 30, 2006 (unaudited)	For the fiscal year ended May 31,			For the fiscal period ended May 31, 2003**
		2006*	2005	2004
Net Asset Value, Beginning of Period	$18.93	$14.81	$15.18	$10.55	$10.00

Income from Investment Operations:
Net investment loss	(0.06)	(0.06)	(0.26)	(0.18)	(0.09)
Net realized and unrealized gain on investments	(0.28)	4.94	0.48 [5]	4.97	0.64

Total from investment operations	(0.34)	4.88	0.22	4.79	0.55

Less Distributions to Shareholders from:
Net realized and unrealized gain on investments	—	(0.76)	(0.59)	(0.16)	—

Net Asset Value, End of Period	$18.59	$18.93	$14.81	$15.18	$10.55

Total Return[1]	(1.80)%[2]	33.35%	1.16%	45.39%	5.50%[2]

Ratio of net expenses to average net assets	1.49%[3]	1.49%	1.49%	1.49%	1.49%[3]
Ratio of net investment loss to average net assets[1]	(1.07)%[3]	(1.04)%	(1.26)%	(1.28)%	(1.16)%[3]
Portfolio turnover	58%[2]	78%	118%	84%	121%[2]
Net assets at end of period (000’s omitted)	$75,461	$66,702	$8,510	$24,333	$1,728

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.54%[3]	1.91%	2.17%	2.50%	6.68%[3]
Ratio of net investment loss to average net assets	(1.11)%[3]	(1.45)%	(1.92)%	(2.29)%	(1.16)%[3]

Class C Shares	For the six months ended Nov. 30, 2006 (unaudited)	For the fiscal period ended May 31, 2006*
Net Asset Value, Beginning of Period	$18.89	$19.71

Income from Investment Operations:
Net investment loss	(0.04)	(0.04)
Net realized and unrealized loss on investments	(0.37)	(0.78)

Total from investment operations	(0.41)	(0.82)

Net Asset Value, End of Period	$18.48	$18.89

Total Return[1,2]	(2.22)%	(4.11)%

Ratio of net expenses to average net assets[3]	2.24%	2.24%
Ratio of net investment loss to average net assets[1,3]	(1.81)%	(1.76)%
Portfolio turnover[2]	58%	78%
Net assets at end of period (000’s omitted)	$2,766	$2,709

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets[3]	2.29%	2.56%
Ratio of net investment loss to average net assets[3]	(1.86)%	(2.08)%

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund became Class A Shares. Class C shares commenced operations on March 1, 2006.

**	Commencement of operations was June 25, 2002.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	The per share number is inconsistent with the Statement of Operations due to the timing of capital share activity.

Managers AMG Funds

Notes to Financial Statements

November 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Essex Growth Fund (“Growth”), formerly known as Essex Aggressive Growth Fund; and Essex Small/ Micro Cap Growth Fund (“Small/Micro Cap”) (each a “Fund” and collectively the “Funds”).

At the close of business on June 30, 2006, Growth changed to a single class structure when the Investor Class was closed and each Investor Class shares outstanding at the conversion time was converted to a number of full and/or fractional Institutional Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $100,000. Effective February 28, 2006, Essex Small/Micro Cap Growth Fund now offers two classes of shares, Class A and Class C. All legacy shareholders as of February 28, 2006 were converted into Class A shares. An initial investment of $1,500 was made in Class C by Managers Investment Group LLC. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Small/Micro Cap Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Small/Micro Cap Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less).

At a meeting held on May 20, 2006, the Trust’s Board of Trustees unanimously approved the following: Changing the name of Essex Aggressive Growth Fund to Essex Growth Fund, effective June 7, 2006; The closing and subsequent merger of Growth Fund’s Investor Class shares to Institutional Class shares at the close of business, June 30, 2006.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the

Managers AMG Funds

Notes to Financial Statements (continued)

fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended November 30, 2006, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Growth - $11,470 or 0.02%.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended November 30, 2006, the custodian expense was not reduced. At November 30, 2006, overdraft fees for Growth and Small/Micro Cap equaled $5,948 and $1,182, respectively.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of November 30, 2006, the following Funds had accumulated net realized capital loss carry-overs from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires May 31,
Growth	$78,888,305	2009
	17,766,477	2010

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended November 30, 2006, the capital stock transactions in the Funds by Class were:

	Growth
	November 30, 2006		May 31, 2006
	Shares	Amount	Shares	Amount
Investor Class Shares*
Sale of shares	—	—	13,425	$134,611
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(45,369)	$(447,447)	(29,105)	(261,210)

Net Decrease	(45,369)	$(447,447)	(15,680)	$(126,599)

Institutional Class Shares
Sale of shares	156,036	$1,502,850	258,098	$2,590,590
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(305,991)	(3,021,388)	(2,292,377)	(23,106,410)

Net Decrease	(149,955)	$(1,518,538)	(2,034,279)	$(20,515,820)

*	At the close of business, June 30, 2006, Investor Class Shares were closed and all existing shares were converted to Institutional Class Shares.

Managers AMG Funds

Notes to Financial Statements (continued)

	Small/Micro Cap
	November 30, 2006		May 31, 2006
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	2,843,323	$50,412,562	3,603,495	$70,007,965
Reinvestment of dividends and distributions	—	—	35,811	631,498
Shares repurchased	(2,306,867)	(41,402,481)	(691,061)	(12,212,745)

Net Increase	536,456	$9,010,081	2,948,245	$58,426,718

Class C Shares*
Sale of shares	55,582	$990,339	143,913	$2,937,216
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(49,268)	(845,807)	(510)	(10,138)

Net Increase	6,314	$144,532	143,403	$2,927,078

*	Class C shares commenced operations on March 1, 2006.

At November 30, 2006, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Growth Institutional Class - two collectively own 27%; Growth Investor Class - four collectively own 74%; Small/Micro Cap Class A - three collectively own 60%; Small/Micro Cap Class C one owns 53%. Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by Essex Investment Management Company, LLC (“Essex”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Essex with respect to each of the Funds. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Growth is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as subadvisor.

Prior to January 1, 2005, Essex Small/Micro Cap Growth Fund was subadvised by The Burridge Group, LLC (“Burridge”), under terms substantially identical as the current Subadvisory Agreement. Effective as of the close of business on December 31, 2004, Burridge completed a reorganization transaction (the “Reorganization”) with Essex Investment Management Company, LLC (“Essex”) an affiliate of Burridge. As part of the Reorganization, Burridge transferred the assets and personnel associated with a portion of its management business, and the portfolio team responsible for providing subadvisory services to Small/Micro Cap. The Fund is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

The Investment Manager has voluntarily agreed, through March 1, 2007, to reimburse Small/Micro Cap to the extent total annual operating expenses of Small/Micro Cap exceed 1.49% of the Fund’s average daily net assets. Small/Micro Cap is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund’s operating expenses (excluding interest, taxes, brokerage, and any other extraordinary expense) in any such future year to exceed 1.49% of the Fund’s average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At November 30, 2006, the cumulative amount of unreimbursed expenses for Small/Micro Cap was $271,237, respectively.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 per meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. These amounts represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Managers AMG Funds

Notes to Financial Statements (continued)

Small/Micro Cap has entered into 12b-1 distribution and shareholder servicing agreements with MDI to act as distributor of the shares of Small/Micro Cap. The Fund has adopted a distribution plan to pay for the marketing of the shares. Pursuant to the distribution and shareholder servicing agreements and the distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25%, and 1.00% of average daily net assets of the Small/Micro Cap Class A, and Small/Micro Cap Class C, respectively.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2006, for Growth were $11,325,342 and $13,016,058, respectively; and Small/Micro Cap were $58,341,329 and $46,023,494, respectively. There were no purchases or sales of U.S. Government securities for any Fund.

4.	Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	New Accounting Pronouncements

The Financial Accounting Standards Board ("FASB") has recently issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the Funds' financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

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Annual Renewal of Investment Advisory Agreements (unaudited)

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Essex Growth Fund (formerly Essex Aggressive Growth Fund), and Essex Small/Micro Cap Growth Fund (each, a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Funds provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Essex Small/ Micro Cap Growth Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance

With respect to the Essex Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 was above, below and below, respectively, the median performance of the Peer Group and the performance of the Russell 3000 Growth Index, which is the Fund Benchmark. The Trustees noted that the market environment in certain years has been adverse to the Subadvisor’s Investment Strategy for the Fund, which focuses on high growth companies. In addition, the Trustees noted that the Subadvisor had taken actions to enhance the research and portfolio management capabilities of the organization by, among other things, adding personnel from affiliated organizations. The Trustees concluded that, although performance of the Fund has been below expectations, appropriate actions are being taken to improve performance. The Trustees further noted management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

With respect to the Essex Small/Micro Cap Fund, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 was above the median performance of the Peer Group and the performance of the Russell 2000 Growth Index, which is the Fund Benchmark. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of the Funds and the impact on profitability of any future growth of assets of the Funds.

Annual Renewal of Investment Advisory Agreements (continued)

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. On this basis, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing sub-advisory services to each Fund and the resulting profitability from the relationships. The Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with such Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of such Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Essex Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees and the profitability to the Subadvisor with respect to the Fund are reasonable.

With respect to the Essex Small/Micro Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were lower than the average for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through October 1, 2007 to limit the Fund’s net annual operating expenses to 1.49% (Class A shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of each Fund and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

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Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS
EMERGING MARKETS EQUITY
Rexiter Capital Management Limited

ESSEX GROWTH
ESSEX LARGE CAP GROWTH
(Formerly known as Capital Appreciation)
ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY
First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP
MICRO-CAP
Kern Capital Management LLC

INTERNATIONAL EQUITY
Alliance Bernstein L.P.
Lazard Asset Management, LLC
Wellington Management Company, LLP

MID-CAP
Chicago Equity Partners, LLC

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RORER LARGE-CAP
Rorer Asset Management, LLC

SMALL CAP
TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
TimesSquare Capital Management, LLC

SMALL COMPANY
Epoch Investment Partners, Inc.
Kalmar Investment Advisers, Inc.

SPECIAL EQUITY
Donald Smith & Co., Inc.
Kern Capital Management LLC
Skyline Asset Management, L.P.
Smith Asset Management Group, LP
Veredus Asset Management LLC
Westport Asset Management, Inc.

SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.

VALUE
Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)		The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)		There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)	(3)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	January 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	January 30, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	January 30, 2007